Fair Value of Assets and Liabilities - Valuation Techniques and Range of Unobservable Inputs (Detail) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018	Dec. 31, 2018 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 118,928		€ 120,486
Liabilities, at fair value through profit or loss	99,448		92,693
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	4,741		5,387
Liabilities, at fair value through profit or loss	973		910
Level 3 [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	840		1,047
Liabilities, at fair value through profit or loss	3		15
Level 3 [member] | Reverse (Repos) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	429		481
Liabilities, at fair value through profit or loss	427		424
Level 3 [member] | Structured notes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liabilities, at fair value through profit or loss	322		284
Level 3 [member] | Derivatives at rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	28		57
Liabilities, at fair value through profit or loss	23		39
Level 3 [member] | Derivatives at foreign exchange [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1
Liabilities, at fair value through profit or loss	1
Level 3 [member] | Derivative at credit [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	81		67
Liabilities, at fair value through profit or loss	117		86
Level 3 [member] | Derivatives at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	43		68
Liabilities, at fair value through profit or loss	38		54
Level 3 [member] | Other derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	31		2
Liabilities, at fair value through profit or loss	41		5
Level 3 [member] | Loan and advances at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,967		2,379
Level 3 [member] | Equity, at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	447		317
Level 3 [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	720		807
Liabilities, at fair value through profit or loss			3
Level 3 [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	154		€ 162
Liabilities, at fair value through profit or loss	€ 1
Level 3 [member] | Minimum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%		1.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			10000.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%		3.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	82.00%		77.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	98.00%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.02%		0.19%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread			0.46%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.02%		0.08%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.02%		0.08%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	2.97%		3.22%
Level 3 [member] | Minimum [member] | FX Volatility (bps) [Member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.04%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%		13.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%		4.00%
Level 3 [member] | Minimum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.8)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)		(0.7)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.8)		(0.8)
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%		1.00%
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%		0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			49.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.48%		0.23%
Level 3 [member] | Minimum [member] | IR/IR correlation [Member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.8
Level 3 [member] | Minimum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.7
Level 3 [member] | Minimum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			(0.7)
Level 3 [member] | Minimum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.7
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.8
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.0048
Level 3 [member] | Minimum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%		2.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%		6.00%
Level 3 [member] | Minimum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%		3.00%
Level 3 [member] | Minimum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%		12.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0		0.2
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6		0.6
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0		0.2
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%		12.00%
Level 3 [member] | Minimum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3		0.3
Level 3 [member] | Minimum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3		0.3
Level 3 [member] | Minimum [member] | Com/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.6)		(0.5)
Level 3 [member] | Minimum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.6)		(0.5)
Level 3 [member] | Minimum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.63%		0.63%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%		0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price (%) [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Credit spread (BPS) [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread			1.31%
Level 3 [member] | Maximum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%		102.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			10000.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%		4.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	111.00%		108.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	98.00%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	4.55%		5.50%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread			0.46%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	5.57%		3.64%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	5.57%		3.64%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	2.98%		3.22%
Level 3 [member] | Maximum [member] | FX Volatility (bps) [Member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.07%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	21.00%		34.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%		94.00%
Level 3 [member] | Maximum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2		0.5
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6		0.5
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%		5.00%
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	15.00%		13.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			86.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.00%		3.00%
Level 3 [member] | Maximum [member] | IR/IR correlation [Member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.8
Level 3 [member] | Maximum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.7
Level 3 [member] | Maximum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.7
Level 3 [member] | Maximum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.7
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation			0.8
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.03
Level 3 [member] | Maximum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%		2.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%		6.00%
Level 3 [member] | Maximum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%		3.00%
Level 3 [member] | Maximum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%		12.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9		0.9
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8		0.9
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9		0.9
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	44.00%		79.00%
Level 3 [member] | Maximum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9		0.9
Level 3 [member] | Maximum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9		0.9
Level 3 [member] | Maximum [member] | Com/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.2)		0.5
Level 3 [member] | Maximum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.2)
Level 3 [member] | Maximum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.80%		0.80%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%		105.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price (%) [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage			0.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Credit spread (BPS) [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread			1.31%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	5,475		5,475